UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21158

        Nuveen North Carolina Dividend Advantage Municipal Fund 3
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         8/31/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen North Carolina Dividend Advantage Municipal Fund 3 (NII)
	August 31, 2007
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Staples – 3.5% (2.2% of Total Investments)
$ 2,000	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	$1,934,340
	Series 2002, 5.500%, 5/15/39

	Education and Civic Organizations – 5.0% (3.1% of Total Investments)
	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Duke University, Series 2001A:
330	5.125%, 10/01/26	10/11 at 100.00	AA+	338,953
95	5.125%, 10/01/41	10/11 at 100.00	AA+	96,002
1,290	University of North Carolina System, Pooled Revenue Refunding Bonds, Series 2002A, 5.000%,	10/12 at 100.00	AAA	1,312,523
	4/01/27 – AMBAC Insured
	University of North Carolina Wilmington, Certificates of Participation, Student Housing
	Project Revenue Bonds, Series 2006:
500	5.000%, 6/01/21 – FGIC Insured	6/16 at 100.00	AAA	518,435
500	5.000%, 6/01/37 – FGIC Insured	6/16 at 100.00	AAA	507,220

2,715	Total Education and Civic Organizations			2,773,133

	Health Care – 11.0% (6.9% of Total Investments)
695	Albemarle Hospital Authority, North Carolina, Health Care Facilities Revenue Bonds, Series	10/17 at 100.00	BBB	676,054
	2007, 5.250%, 10/01/27
750	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds,	1/11 at 101.00	AA–	751,560
	Carolinas Healthcare System, Series 2001A, 5.000%, 1/15/31
2,000	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Novant Health	11/13 at 100.00	AA–	2,046,180
	Obligated Group, Series 2003A, 5.000%, 11/01/18
1,000	North Carolina Medical Care Commission, Hospital Revenue Bonds, Wilson Medical Center, Series	11/17 at 100.00	A–	984,950
	2007, 5.000%, 11/01/27
500	North Carolina Medical Care Commission, Revenue Bonds, Blue Ridge Healthcare System, Series	1/15 at 100.00	AAA	504,090
	2005, 5.000%, 1/01/33 – FGIC Insured
500	North Carolina Medical Care Commission, Revenue Bonds, Northeast Medical Center, Series 2004,	11/14 at 100.00	AA	504,310
	5.000%, 11/01/24
190	North Carolina Medical Care Commission, Revenue Bonds, Pines at Davidson, Series 2006A,	1/16 at 100.00	N/R	177,071
	5.000%, 1/01/36
430	Onslow County Hospital Authority, North Carolina, FHA Insured Mortgage Revenue Bonds, Onslow	10/16 at 100.00	AAA	434,833
	Memorial Hospital Project, Series 2006, 5.000%, 4/01/31 – MBIA Insured

6,065	Total Health Care			6,079,048

	Housing/Multifamily – 1.8% (1.1% of Total Investments)
1,000	Mecklenburg County, North Carolina, FNMA Multifamily Housing Revenue Bonds, Little Rock	7/13 at 105.00	AAA	1,008,610
	Apartments, Series 2003, 5.150%, 1/01/22 (Alternative Minimum Tax)

	Housing/Single Family – 4.0% (2.5% of Total Investments)
940	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement,	7/09 at 100.00	AA	950,049
	Series 5A, 5.625%, 7/01/30 (Alternative Minimum Tax)
850	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 2007-29A, 4.800%,	1/17 at 100.00	AA	800,190
	7/01/33 (Alternative Minimum Tax)
510	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 25-A, 4.900%,	7/16 at 100.00	AA	482,843
	7/01/37 (Alternative Minimum Tax)

2,300	Total Housing/Single Family			2,233,082

	Long-Term Care – 1.6% (1.0% of Total Investments)
600	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Presbyterian	10/16 at 100.00	N/R	569,016
	Homes, Series 2006B, 5.200%, 10/01/21
250	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Presbyterian	10/16 at 100.00	N/R	243,855
	Homes, Series 2006, 5.400%, 10/01/27

850	Total Long-Term Care			812,871

	Tax Obligation/General – 21.4% (13.4% of Total Investments)
3,900	Cary, North Carolina, General Obligation Water and Sewer Bonds, Series 2001, 5.000%, 3/01/20	3/11 at 102.00	AAA	4,065,397
1,500	Durham, North Carolina, General Obligation Bonds, Series 2007, 5.000%, 4/01/22	4/17 at 100.00	AAA	1,583,520
	Lincoln County, North Carolina, General Obligation Bonds, Series 2002A:
850	5.000%, 6/01/19 – FGIC Insured	6/12 at 101.00	AAA	889,491
900	5.000%, 6/01/20 – FGIC Insured	6/12 at 101.00	AAA	940,878
1,050	5.000%, 6/01/21 – FGIC Insured	6/12 at 101.00	AAA	1,084,860
500	North Carolina, General Obligation Bonds, Series 2004A, 5.000%, 3/01/22	3/14 at 100.00	AAA	518,345
2,000	Puerto Rico, General Obligation and Public Improvement Refunding Bonds, Series 1997, 6.500%,	No Opt. Call	AAA	2,348,700
	7/01/15 – MBIA Insured
400	Raleigh, North Carolina, General Obligation Bonds, Series 2002, 5.000%, 6/01/21	6/12 at 100.00	AAA	413,608

11,100	Total Tax Obligation/General			11,844,799

	Tax Obligation/Limited – 31.0% (19.3% of Total Investments)
1,800	Catawba County, North Carolina, Certificates of Participation, Series 2004, 5.250%, 6/01/22 –	6/14 at 100.00	Aaa	1,880,370
	MBIA Insured
1,500	Centennial Authority, North Carolina, Hotel Tax Revenue Bonds, Arena Project, Series 1997,	9/07 at 102.00	AAA	1,531,395
	5.125%, 9/01/19 – FSA Insured
2,750	Charlotte, North Carolina, Certificates of Participation, Governmental Facilities Projects,	6/13 at 100.00	AA+	2,783,358
	Series 2003G, 5.000%, 6/01/33
800	Craven County, North Carolina, Certificates of Participation, Series 2007, 5.000%, 6/01/27 –	6/17 at 100.00	AAA	818,856
	MBIA Insured
3,000	Dare County, North Carolina, Certificates of Participation, Series 2002, 5.000%, 6/01/23 –	12/12 at 100.00	AAA	3,069,240
	AMBAC Insured
500	Lee County, North Carolina, Certificates of Participation, Public Schools and Community	4/14 at 100.00	AAA	524,190
	College, Series 2004, 5.250%, 4/01/20 – FSA Insured
1,000	North Carolina, Certificates of Participation, Repair and Renovation Project, Series 2004B,	6/14 at 100.00	AA+	1,031,990
	5.000%, 6/01/20
2,000	Rutherford County, North Carolina, Certificates of Participation, Series 2002, 5.000%, 9/01/21 –	9/12 at 101.00	AAA	2,065,760
	AMBAC Insured
1,200	Sampson County, North Carolina, Certificates of Participation, Series 2006, 5.000%, 6/01/34 (UB)	6/17 at 100.00	AAA	1,222,644
1,785	Union County, North Carolina, Certificates of Participation, Series 2003, 5.000%, 6/01/20 –	6/13 at 101.00	AAA	1,858,667
	AMBAC Insured
325	Wilson, North Carolina, Certificates of Particiation, Public Facilities, Series 2007A, 5.000%,	5/17 at 100.00	AAA	332,358
	5/01/29 – AGC Insured

16,660	Total Tax Obligation/Limited			17,118,828

	Transportation – 9.2% (5.7% of Total Investments)
	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Series 2001A:
1,780	5.250%, 11/01/15 – FGIC Insured	5/11 at 101.00	Aaa	1,872,774
3,100	5.000%, 11/01/20 – FGIC Insured	5/11 at 101.00	Aaa	3,212,189

4,880	Total Transportation			5,084,963

	U.S. Guaranteed – 23.5% (14.7% of Total Investments) (4)
500	Broad River Water Authority, North Carolina, Water System Revenue Bonds, Series 2000, 5.375%,	6/10 at 101.00	Aaa	526,935
	6/01/26 (Pre-refunded 6/01/10) – MBIA Insured
2,000	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds, DBA	11/07 at 102.00	AA– (4)	2,045,820
	Carolina Healthcare System, Series 1997A, 5.125%, 1/15/22 (Pre-refunded 11/26/07)
200	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds, DBA	1/15 at 100.00	AA– (4)	213,374
	Carolinas Healthcare System, Series 2005A, 5.000%, 1/15/45 (Pre-refunded 1/15/15)
50	Cumberland County, North Carolina, Hospital Facility Revenue Bonds, Cumberland County Hospital	10/09 at 101.00	A3 (4)	51,977
	System Inc., Cape Fear Valley Health System, Series 1999, 5.250%, 10/01/29 (Pre-refunded 10/01/09)
	Forsyth County, North Carolina, Certificates of Participation, Public Facilities and Equipment
	Project, Series 2002:
1,325	5.125%, 1/01/16 (Pre-refunded 1/01/13)	1/13 at 101.00	AA+ (4)	1,421,460
770	5.250%, 1/01/19 (Pre-refunded 1/01/13)	1/13 at 101.00	AA+ (4)	830,668
	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Duke University, Series 2001A:
1,420	5.125%, 10/01/26 (Pre-refunded 10/01/11)	10/11 at 100.00	Aaa	1,498,469
405	5.125%, 10/01/41 (Pre-refunded 10/01/11)	10/11 at 100.00	Aaa	427,380
3,000	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Duke University, Series	10/12 at 100.00	AAA	3,195,630
	2002A, 5.125%, 7/01/42 (Pre-refunded 10/01/12)
500	North Carolina Medical Care Commission, Health System Revenue Bonds, Mission St. Joseph’s	10/11 at 101.00	AA (4)	533,705
	Health System, Series 2001, 5.250%, 10/01/31 (Pre-refunded 10/01/11)
610	University of North Carolina System, Pooled Revenue Refunding Bonds, Series 2002A, 5.000%,	10/12 at 100.00	Aaa	647,436
	4/01/27 (Pre-refunded 10/01/12) – AMBAC Insured
1,500	Winston-Salem, North Carolina, Water and Sewerage System Revenue Bonds, Series 2002A, 5.000%,	6/12 at 100.00	AAA	1,586,490
	6/01/19 (Pre-refunded 6/01/12)

12,280	Total U.S. Guaranteed			12,979,344

	Utilities – 16.0% (10.0% of Total Investments)
500	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2005,	1/16 at 100.00	AAA	529,170
	5.250%, 1/01/20 – AMBAC Insured
4,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series	1/08 at 100.00	AAA	4,005,000
	1993B, 5.500%, 1/01/17 – FGIC Insured
2,665	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2003A, 5.250%,	1/13 at 100.00	AAA	2,837,905
	1/01/15 – AMBAC Insured
1,400	Wake County Industrial Facilities and Pollution Control Financing Authority, North Carolina,	2/12 at 101.00	A2	1,461,740
	Revenue Refunding Bonds, Carolina Power and Light Company, Series 2002, 5.375%, 2/01/17

8,565	Total Utilities			8,833,815

	Water and Sewer – 31.9% (19.9% of Total Investments)
	Charlotte, North Carolina, Water and Sewerage System Revenue Bonds, Series 2001:
750	5.125%, 6/01/26	6/11 at 101.00	AAA	772,995
1,780	5.125%, 6/01/26 – FGIC Insured	6/11 at 101.00	Aaa	1,827,971
300	Durham County, North Carolina, Enterprise System Revenue Bonds, Series 2002, 5.000%, 6/01/18 –	6/13 at 100.00	AAA	313,452
	MBIA Insured
2,500	Kannapolis, North Carolina, Water and Sewerage System Revenue Bonds, Series 2001B, 5.250%,	2/12 at 101.00	AAA	2,551,800
	2/01/26 – FSA Insured (Alternative Minimum Tax)
500	Onslow County, North Carolina, Combined Enterprise System Revenue Bonds, Series 2004B, 5.000%,	6/14 at 100.00	AAA	514,235
	6/01/23 – XLCA Insured
1,000	Orange Water and Sewerage Authority, North Carolina, Water and Sewerage System Revenue Bonds,	7/11 at 101.00	AA+	1,017,750
	Series 2001, 5.000%, 7/01/26
	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Series 2006A:
4,950	5.000%, 3/01/31 (UB)	3/16 at 100.00	AAA	5,096,768
3,000	5.000%, 3/01/36 (UB)	3/16 at 100.00	AAA	3,078,330
5	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Series 2006A, Residuals	3/16 at 100.00	AAA	5,392
	Series II-R-645-1, 6.386%, 3/01/36 (IF)
2,375	Winston-Salem, North Carolina, Water and Sewer System Revenue Bonds, Series 2007A,	6/17 at 100.00	AAA	2,444,114
	5.000%, 6/01/37 (UB)

17,160	Total Water and Sewer			17,622,807

$ 85,575	Total Long-Term Investments (cost $87,694,419) – 159.9%			88,325,640

	Short-Term Investments – 0.4% (0.2% of Total Investments)
$ 200	Puerto Rico Government Development Bank, Adjustable Refunding Bonds, Variable Rate Demand		VMIG-1	200,000
	Obligations, Series 1985, 3.730%, 12/01/15 – MBIA Insured (5)

	Total Short-Term Investments (cost $200,000)			200,000

	Total Investments (cost $87,894,419) – 160.3%			88,525,640

	Floating Rate Obligations – (13.9)%			(7,680,000)

	Other Assets Less Liabilities – 4.3%			2,383,716

	Preferred Shares, at Liquidation Value – (50.7)%			(28,000,000)

	Net Assets Applicable to Common Shares – 100%			$55,229,356

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s
Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
N/R	Not rated.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provision of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140.

At August 31, 2007, the cost of investments was $80,269,025.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2007, were as follows:

Gross unrealized:
Appreciation	$1,301,592
Depreciation	(724,666)

Net unrealized appreciation (depreciation) of investments	$ 576,926

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen North Carolina Dividend Advantage Municipal Fund 3

By (Signature and Title)*          /s/ Kevin J. McCarthy
                                                    Kevin J. McCarthy
                                                    Vice President and Secretary

Date         October 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         October 30, 2007

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        October 30, 2007

* Print the name and title of each signing officer under his or her signature.